PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.6%
ASSET-BACKED SECURITIES 10.8%

Automobile ABS 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 144A	3.830%	08/21/28	100	$99,103
CarMax Auto Owner Trust, Series 2022-1, Class D	2.470	07/17/28	100	94,030
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 144A	2.330	06/26/28	100	90,878

				284,011

Collateralized Loan Obligations 9.8%
AIG CLO LLC (Cayman Islands), Series 2018-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.183 (c)	04/20/32	400	390,690
Anchorage Capital CLO 25 Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390%	1.631 (c)	04/20/35	250	240,093
Atlas Senior Loan Fund VII Ltd. (Cayman Islands), Series 2016-7A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	2.653 (c)	11/27/31	250	244,144
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 144A, 3 Month Term SOFR + 1.320%	2.219 (c)	04/18/35	250	242,313
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 144A, 3 Month LIBOR + 1.120%	2.183 (c)	01/20/32	250	245,000
Crown City CLO II (Cayman Islands), Series 2020-2A, Class A1AR, 144A, 3 Month Term SOFR + 1.340%	2.191 (c)	04/20/35	250	241,867
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190%	2.234 (c)	07/15/34	250	241,445
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140%	2.203 (c)	04/20/34	250	243,645
ICG US CLO Ltd. (Cayman Islands), Series 2015-2RA, Class A1, 144A, 3 Month LIBOR + 1.370%	2.414 (c)	01/16/33	250	244,372
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290%	2.136 (c)	10/15/32	250	246,247
Madison Park Funding XXXIV Ltd. (Cayman Islands), Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120%	2.304 (c)	04/25/32	400	390,831
Northwoods Capital XV Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210%	2.138 (c)	06/20/34	250	240,219
Romark CLO IV Ltd. (Cayman Islands), Series 2021-4A, Class A1, 144A, 3 Month LIBOR + 1.170%	2.159 (c)	07/10/34	400	386,125
TCW CLO Ltd. (Cayman Islands), Series 2019-2A, Class A1R, 144A, 3 Month Term SOFR + 1.280%	2.131 (c)	10/20/32	250	245,092

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Whitebox Clo I Ltd. (Cayman Islands), Series 2019-1A, Class ANAR, 144A, 3 Month LIBOR + 1.130%	2.314%(c)	07/24/32	500	$487,146

				4,329,229

Other ABS 0.4%
Home Partners of America Trust, Series 2021-3, Class A, 144A	2.200	01/17/41	0	141
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 144A	1.750	09/14/35	200	182,242

				182,383

TOTAL ASSET-BACKED SECURITIES

(cost $4,945,918)				4,795,623

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.5%
BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	228,910
Series 2021-BN38, Class A4	2.275	12/15/64	100	85,838
BBCMS Mortgage Trust, Series 2021-C12, Class A4	2.421	11/15/54	250	221,799
Bellemeade Re Ltd. (Bermuda), Series 2021-2A, Class M1A, 144A, 30 Day Average SOFR + 1.200%	1.784 (c)	06/25/31	138	135,962
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	442,589
Series 2021-B31, Class A4	2.420	12/15/54	100	87,113
CD Mortgage Trust, Series 2019-CD8, Class A3	2.657	08/15/57	500	450,624
COMM Mortgage Trust,
Series 2014-UBS4, Class A4	3.420	08/10/47	500	495,556
Series 2015-DC1, Class A4	3.078	02/10/48	500	488,196
Freddie Mac STACR REMIC Trust,
Series 2021-DNA3, Class M2, 144A, 30 Day Average SOFR + 2.100%	2.684 (c)	10/25/33	50	48,110
Series 2022-DNA3, Class M1B, 144A, 30 Day Average SOFR + 2.900%	3.484 (c)	04/25/42	30	29,023
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/01/52	250	228,061
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3	3.123	06/13/52	500	468,020
MFA Trust, Series 2021-RPL1, Class A1, 144A	1.131 (cc)	07/25/60	75	69,360
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	500	472,514
Series 2019-C52, Class A4	2.643	08/15/52	436	399,254
Series 2020-C56, Class A4	2.194	06/15/53	500	439,515
Series 2021-C59, Class A3	1.958	04/15/54	350	312,520
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $5,608,012)				5,102,964

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 30.2%
Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	253	$232,193
Sr. Unsec’d. Notes	3.750	02/01/50	34	25,326
Sr. Unsec’d. Notes	5.150	05/01/30	45	44,758
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	13	13,238
Sr. Unsec’d. Notes	4.150	05/15/45	15	14,066

				329,581

Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	43,214
Gtd. Notes	3.400	02/04/41	50	36,414
BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	124	112,066

				191,694

Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17	17,271
Sr. Unsec’d. Notes	5.125	06/15/27	50	52,113
United Airlines 2013-1 Class A Pass Through Trust, Pass-Through Certificates	4.300	08/15/25	9	8,977

				78,361

Auto Manufacturers 0.8%
Daimler Trucks Finance North America LLC, Gtd. Notes, 144A	1.625	12/13/24	150	143,185
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	51	52,272
Sr. Unsec’d. Notes	6.600	04/01/36	17	18,399
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	25	25,143
Sr. Unsec’d. Notes	2.900	02/26/25	113	110,273
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800	10/16/25	17	15,694

				364,966

Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp. (Jersey, Channel Islands), Gtd. Notes	3.250	03/01/32	15	13,269

Banks 8.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.990%	2.496 (c)	02/13/31	375	329,095
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.070%	3.970 (c)	03/05/29	175	171,636
Sr. Unsec’d. Notes, SOFR + 0.910%	1.658 (c)	03/11/27	30	27,544
Sr. Unsec’d. Notes, SOFR + 1.220%	2.299 (c)	07/21/32	60	50,368
Sr. Unsec’d. Notes, SOFR + 1.320%	2.687 (c)	04/22/32	115	100,506

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes, MTN	4.450%	03/03/26	115	$116,634
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	20	20,080
BNP Paribas SA (France), Gtd. Notes, MTN	3.250	03/03/23	119	119,745
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.700	01/12/26	64	63,832
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.192%	4.075 (c)	04/23/29	80	78,729
Sr. Unsec’d. Notes, SOFR + 1.146%	2.666 (c)	01/29/31	210	185,029
Sr. Unsec’d. Notes, SOFR + 1.422%	2.976 (c)	11/05/30	120	108,451
Sub. Notes	4.400	06/10/25	55	55,670
Sub. Notes	4.450	09/29/27	21	21,046
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700	05/30/24	62	62,172
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/25/26	25	25,082
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.158%	3.814 (c)	04/23/29	90	87,821
Sr. Unsec’d. Notes, SOFR + 1.090%	1.992 (c)	01/27/32	190	156,705
Sr. Unsec’d. Notes, SOFR + 1.281%	2.615 (c)	04/22/32	85	73,355
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.945%	3.509 (c)	01/23/29	150	144,611
Sr. Unsec’d. Notes, SOFR + 0.885%	1.578 (c)	04/22/27	100	91,690
Sr. Unsec’d. Notes, SOFR + 1.180%	2.545 (c)	11/08/32	5	4,324
Sr. Unsec’d. Notes, SOFR + 1.250%	2.580 (c)	04/22/32	42	36,568
Sr. Unsec’d. Notes, SOFR + 1.510%	2.739 (c)	10/15/30	150	135,592
Sr. Unsec’d. Notes, SOFR + 2.040%	2.522 (c)	04/22/31	370	326,793
Sub. Notes	4.250	10/01/27	21	21,255
Sub. Notes, SOFR + 2.515%	2.956 (c)	05/13/31	21	18,777
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	34	34,335
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	76,509
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.140%	3.772 (c)	01/24/29	110	107,436
Sr. Unsec’d. Notes, GMTN, SOFR + 1.143%	2.699 (c)	01/22/31	380	340,988
Sr. Unsec’d. Notes, GMTN, SOFR + 1.178%	2.239 (c)	07/21/32	40	33,799
Sr. Unsec’d. Notes, MTN, SOFR + 1.020%	1.928 (c)	04/28/32	90	74,211
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN, SOFR + 1.262%	2.572 (c)	02/11/31	282	250,842

				3,551,230

Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46	112	111,826
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.750	01/23/29	75	78,238
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	80	67,061
Keurig Dr Pepper, Inc., Gtd. Notes	3.200	05/01/30	20	18,423

				275,548

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.800%	08/15/41	45	$35,355
Sr. Unsec’d. Notes	4.663	06/15/51	13	12,910

				48,265

Building Materials 0.4%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	11	9,279
Sr. Unsec’d. Notes	4.250	07/02/24	21	21,292
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	25	24,512
Sr. Unsec’d. Notes	3.950	08/15/29	95	91,209
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	13	12,239

				158,531

Chemicals 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600	11/15/50	17	14,141
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	90	84,188
Sr. Unsec’d. Notes	4.500	10/01/49	23	21,165
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	17	15,051
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43	21	21,423

				155,968

Commercial Services 1.1%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/19	20	15,188
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	16,696
Sr. Unsec’d. Notes	2.600	12/01/24	121	118,359
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	43,792
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	18,972
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes	2.989	07/01/50	10	8,368
Unsec’d. Notes	4.678	07/01/14	30	31,012
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	25,964
Unsec’d. Notes	3.150	07/15/46	35	30,426
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	45	37,765
Trustees of Boston University, Sec’d. Notes	4.061	10/01/48	20	18,993
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/19	25	19,241
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	9,380
Washington University (The), Sr. Unsec’d. Notes	3.524	04/15/54	80	70,892
Yale University, Unsec’d. Notes	2.402	04/15/50	20	14,640

				479,688

Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	50	50,401

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
International Business Machines Corp., Sr. Unsec’d. Notes	5.875%	11/29/32	8	$9,069

				59,470

Diversified Financial Services 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	21,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	25	20,540

				41,540

Electric 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	2.100	07/01/30	62	52,688
Sr. Unsec’d. Notes	3.450	05/15/51	13	10,289
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	16,236
Ameren Corp., Sr. Unsec’d. Notes	2.500	09/15/24	21	20,645
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	8	7,132
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56	4	3,609
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	32	31,296
DTE Electric Co., General Ref. Mortgage	4.050	05/15/48	21	19,796
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	23,315
Duke Energy Florida LLC, First Mortgage	2.400	12/15/31	95	83,050
Emera US Finance LP,
Gtd. Notes	2.639	06/15/31	13	11,073
Gtd. Notes	4.750	06/15/46	13	12,197
Entergy Louisiana LLC, Collateral Trust	4.200	09/01/48	8	7,757
Eversource Energy, Sr. Unsec’d. Notes	4.250	04/01/29	41	40,907
Florida Power & Light Co., First Mortgage	4.050	06/01/42	15	14,444
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700	04/01/24	17	17,261
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	32,992
Mississippi Power Co., Sr. Unsec’d. Notes	4.250	03/15/42	33	30,011
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	96	92,565
Northern States Power Co., First Mortgage	3.400	08/15/42	34	29,499
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,870
Pacific Gas & Electric Co.,
First Mortgage	3.500	08/01/50	29	20,662
First Mortgage	4.550	07/01/30	20	18,679
First Mortgage	4.950	07/01/50	40	33,446
PECO Energy Co., First Mortgage	2.800	06/15/50	32	24,302
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	13	10,198
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	11,361
First Mortgage, MTN	3.700	05/01/28	38	37,870
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,450

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Sec’d. Notes	4.100%	06/15/30	75	$71,735
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	15	14,271
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	35	34,783
Sr. Unsec’d. Notes	4.000	02/01/48	15	13,236
Southern California Edison Co., First Ref. Mortgage	4.000	04/01/47	55	46,973
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	27,681
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	46,111
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	9,114

				998,504

Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	187,281

Entertainment 0.1%
Magallanes, Inc., Gtd. Notes, 144A	5.141	03/15/52	70	62,626

Food 0.4%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	50,652
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	8	7,660
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	3.000	02/02/29	100	88,634
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	9,514

				156,460

Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	21	19,094
NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,734
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	20,016
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	26,142

				77,986

Healthcare-Services 1.0%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	50	50,083
Ascension Health, Sr. Unsec’d. Notes	2.532	11/15/29	35	31,989
Kaiser Foundation Hospitals,
Unsec’d. Notes	2.810	06/01/41	70	55,799
Unsec’d. Notes	3.002	06/01/51	10	7,823
Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes	2.955	01/01/50	15	11,732
Methodist Hospital (The), Unsec’d. Notes	2.705	12/01/50	10	7,158
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	18,732
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes	2.633	07/15/51	20	14,758
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	26,281
Piedmont Healthcare, Inc., Sec’d. Notes	2.719	01/01/42	15	11,385

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	8	$7,784
Sentara Healthcare, Sr. Unsec’d. Notes	2.927	11/01/51	65	48,697
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	26,943
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	40,082
Sr. Unsec’d. Notes	3.950	10/15/42	60	55,852
Sr. Unsec’d. Notes	4.950	05/15/62	10	10,683

				425,781

Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	220	220,544

Insurance 0.6%
Chubb INA Holdings, Inc., Gtd. Notes	2.700	03/13/23	48	48,113
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32	60	57,189
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	6,363
Sr. Unsec’d. Notes	4.868	06/01/44	30	29,493
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	31,085
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	7,301
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	17	14,885
Sr. Unsec’d. Notes	4.900	07/01/22	21	21,047
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	32	31,034
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	6,984

				253,494

Iron/Steel 0.3%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	25	25,411
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	80	74,484
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	6.250	08/10/26	10	10,760

				110,655

Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	83	80,576

Machinery-Constructions & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	13	12,126

Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,112
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200	06/15/25	88	85,026

				89,138

Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	54,812
Sr. Sec’d. Notes	4.908	07/23/25	93	95,099

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes	6.384%	10/23/35	120	$127,726
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	39,160
Gtd. Notes	4.250	10/15/30	30	30,630
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	43	42,645
Discovery Communications LLC,
Gtd. Notes	2.950	03/20/23	25	24,998
Gtd. Notes	3.625	05/15/30	25	23,114
Gtd. Notes	5.200	09/20/47	23	21,009
Paramount Global, Sr. Unsec’d. Notes	4.375	03/15/43	78	65,599
Walt Disney Co., Gtd. Notes	3.600	01/13/51	12	10,550

				535,342

Mining 1.3%
Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43	85	93,144
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	24,010
Gtd. Notes	4.375	08/01/28	50	48,253
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	213,815
Newmont Corp.,
Gtd. Notes	2.600	07/15/32	5	4,313
Gtd. Notes	2.800	10/01/29	122	111,561
Southern Copper Corp., Sr. Unsec’d. Notes	5.250	11/08/42	10	10,332
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	65	70,413

				575,841

Miscellaneous Manufacturer 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	24,222
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	84	80,613

				104,835

Multi-National 0.2%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	3.750	11/23/23	100	101,203

Oil & Gas 1.3%
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	25	25,369
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	42	42,043
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	4,035
Sr. Unsec’d. Notes	4.250	04/15/27	98	98,463
Sr. Unsec’d. Notes	5.400	06/15/47	57	57,988
Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	15	13,759
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	36	37,969
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29	75	71,197
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375	06/26/26	40	39,633
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	8	6,945

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900%	09/29/31	30	$26,241
Phillips 66 Co., Gtd. Notes, 144A	3.550	10/01/26	17	16,780
Phillips 66, Gtd. Notes	2.150	12/15/30	84	71,184
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	77	70,254

				581,860

Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	94,192
Sr. Unsec’d. Notes	4.050	11/21/39	15	13,978
Sr. Unsec’d. Notes	4.550	03/15/35	60	60,840
Sr. Unsec’d. Notes	4.625	10/01/42	15	14,605
AstraZeneca Finance LLC, Gtd. Notes	2.250	05/28/31	3	2,668
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	53	53,501
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,938
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	30	30,447
Sr. Unsec’d. Notes	2.400	03/15/30	123	108,735
Sr. Unsec’d. Notes	3.400	03/15/50	21	16,826
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	82	83,675
Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	10	7,604
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	8	7,914
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	35,138
Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	13	10,610
Shire Acquisitions Investments Ireland DAC (Ireland),
Gtd. Notes	2.875	09/23/23	26	25,925
Gtd. Notes	3.200	09/23/26	144	140,823
Viatris, Inc., Gtd. Notes	3.850	06/22/40	98	76,199

				788,618

Pipelines 1.7%
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	135,178
Sr. Unsec’d. Notes	5.800	06/15/38	50	49,487
Sr. Unsec’d. Notes	6.250	04/15/49	34	34,694
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	30	28,178
Gtd. Notes	4.850	03/15/44	25	24,291
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	28,234
Gtd. Notes	3.250	08/01/50	17	12,512
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	65,224
Sr. Unsec’d. Notes	4.500	04/15/38	63	58,591
Sr. Unsec’d. Notes	4.875	06/01/25	55	56,308
Sr. Unsec’d. Notes	5.500	02/15/49	17	16,961
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	25,199

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes	3.100%	03/15/30	82	$73,222
Gtd. Notes	3.400	09/01/29	15	13,716
Gtd. Notes	4.950	07/13/47	21	18,849
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	17	17,153
Sr. Unsec’d. Notes	5.150	06/01/42	17	15,059
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	10	9,513
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	66	61,228
Sr. Unsec’d. Notes	3.950	05/15/50	31	26,665

				770,262

Real Estate Investment Trusts (REITs) 1.5%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	130	129,345
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	13,185
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	5	4,209
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	2.900	12/15/31	5	4,137
Kimco Realty Corp.,
Sr. Unsec’d. Notes	1.900	03/01/28	55	48,772
Sr. Unsec’d. Notes	3.200	04/01/32	25	22,629
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	71,951
Sr. Unsec’d. Notes	3.100	12/15/29	29	27,007
Sr. Unsec’d. Notes	3.250	01/15/31	25	23,468
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	70	61,658
Sr. Unsec’d. Notes	3.750	02/01/24	105	106,110
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	33	27,267
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	127,539
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	20	19,808

				687,085

Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	27	23,677
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	38	36,544
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	8	9,645
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	18,658

				88,524

Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd. (Multinational), Gtd. Notes	3.500	01/15/28	45	42,921
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	34,355
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	103,933

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A	4.000%	04/15/29	25	$23,900

				205,109

Software 0.2%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	63	48,909
Oracle Corp., Sr. Unsec’d. Notes	3.850	04/01/60	8	5,741
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,841
Sr. Unsec’d. Notes	3.700	04/01/29	20	19,240

				83,731

Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	09/15/53	140	112,692
Sr. Unsec’d. Notes	4.300	02/15/30	70	70,652
Sr. Unsec’d. Notes	4.500	05/15/35	65	64,952
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	61	54,478
Sr. Sec’d. Notes	3.000	02/15/41	55	43,300
Sr. Sec’d. Notes	3.875	04/15/30	30	28,856
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	47	46,646

				421,576

Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	33	38,822

TOTAL CORPORATE BONDS

(cost $15,125,111)				13,406,090

MUNICIPAL BONDS 0.3%
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Series B	3.504	04/01/52	35	31,293

New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs	7.414	01/01/40	10	13,472

New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds	2.202	03/15/34	15	12,025
Port Authority of New York & New Jersey, Consolidated, Revenue Bonds	4.458	10/01/62	10	9,828

				21,853

Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/11	10	9,912

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Pennsylvania 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511%	12/01/45	10	$11,330
University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/19	30	20,829

				32,159

Texas 0.0%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	18,853

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	18,873

TOTAL MUNICIPAL BONDS

(cost $184,239)				146,415

SOVEREIGN BONDS 0.9%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	196,149
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050	01/11/40	50	52,563
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	50,051
Romanian Government International Bond (Romania), Unsec’d. Notes, 144A	6.000	05/25/34	100	101,884
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	15	16,028
TOTAL SOVEREIGN BONDS

(cost $450,523)				416,675

U.S. GOVERNMENT AGENCY OBLIGATIONS 24.4%
Federal National Mortgage Assoc.	2.000	TBA	250	236,236
Federal National Mortgage Assoc.	2.500	TBA	250	241,569
Federal National Mortgage Assoc.	3.000	TBA	250	237,630
Federal National Mortgage Assoc.	3.500	TBA	500	488,693
Federal National Mortgage Assoc.	4.000	TBA	250	249,229
Federal National Mortgage Assoc. Pool	1.500	12/01/50	364	309,897
Federal National Mortgage Assoc. Pool	2.000	05/01/36	424	401,240
Federal National Mortgage Assoc. Pool	2.000	05/01/51	243	216,248
Federal National Mortgage Assoc. Pool	2.500	04/01/51	1,441	1,328,308
Federal National Mortgage Assoc. Pool	2.500	05/01/52	500	461,900
Federal National Mortgage Assoc. Pool	3.000	02/01/52	492	468,941
Federal National Mortgage Assoc. Pool	3.000	03/01/52	490	469,544
Federal National Mortgage Assoc. Pool	3.000	05/01/52	500	479,375
Federal National Mortgage Assoc. Pool	3.500	06/01/47	388	385,349
Federal National Mortgage Assoc. Pool	4.000	03/01/49	445	449,669
Freddie Mac Pool	1.500	04/01/51	456	387,473
Freddie Mac Pool	2.000	02/01/51	962	857,729
Freddie Mac Pool	2.000	07/01/51	513	458,093

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Freddie Mac Pool	2.000%	05/01/52	500	$446,830
Freddie Mac Pool	2.500	04/01/51	754	694,631
Freddie Mac Pool	3.000	04/01/52	250	238,396
Freddie Mac Pool	3.000	06/01/52	250	238,313
Government National Mortgage Assoc. II Pool	2.000	03/20/51	459	418,273
Government National Mortgage Assoc. II Pool	3.000	01/20/51	674	653,412
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	12,844
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

(cost $11,359,408)				10,829,822

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds	1.750	08/15/41	21	16,324
U.S. Treasury Bonds	1.875	02/15/41	915	733,144
U.S. Treasury Bonds	1.875	11/15/51	45	34,313
U.S. Treasury Bonds	2.000	11/15/41	895	727,327
U.S. Treasury Bonds	2.250	05/15/41	105	89,316
U.S. Treasury Bonds	2.250	02/15/52	105	87,872
U.S. Treasury Bonds	2.375	02/15/42	1,170	1,014,061
U.S. Treasury Bonds	2.500	02/15/46	395	341,243
U.S. Treasury Bonds	2.500	05/15/46	690	595,772
U.S. Treasury Bonds	3.000	05/15/47	340	323,053
U.S. Treasury Notes	2.625	05/31/27	90	89,198
U.S. Treasury Notes	0.250	05/15/24	215	205,711
U.S. Treasury Notes	0.375	01/31/26	50	45,781
U.S. Treasury Notes	0.750	03/31/26	460	425,716
U.S. Treasury Notes	1.250	11/30/26	1,115	1,041,044
U.S. Treasury Notes	1.250	12/31/26	2,360	2,199,778
U.S. Treasury Notes	1.250	09/30/28	5	4,527
U.S. Treasury Notes	2.250	11/15/25	40	39,294
U.S. Treasury Notes	2.875	05/15/32	35	35,060
U.S. Treasury Strip Coupon	1.118(s)	02/15/42	1,395	705,728
U.S. Treasury Strip Coupon	2.511(s)	08/15/44	305	140,574
U.S. Treasury Strip Coupon	2.526(s)	02/15/46	450	198,668
U.S. Treasury Strip Coupon	2.545(s)	11/15/45	80	35,600
TOTAL U.S. TREASURY OBLIGATIONS

(cost $10,267,624)				9,129,104

TOTAL LONG-TERM INVESTMENTS
(cost $47,940,835)				43,826,693

			Shares
SHORT-TERM INVESTMENT 5.4%
UNAFFILIATED MUTUAL FUND 5.1%
Dreyfus Government Cash Management (cost $2,267,333)			2,267,333	2,267,333

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of May 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 0.3%
BNP Paribas (France) (cost $110,367)	0.400%	06/01/22	110	$110,367

TOTAL SHORT-TERM INVESTMENTS
(cost $2,377,700)				2,377,700

TOTAL INVESTMENTS 104.0%
(cost $50,318,535)				46,204,393
Liabilities in excess of other assets (4.0)%				(1,773,936)

NET ASSETS 100.0%				$44,430,457

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BABs-Build America Bonds

CLO-Collateralized Loan Obligation

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate

Strips- Separate Trading of Registered Interest and Principal of Securities

TBA-To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Futures contracts outstanding at May 31, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
34	10 Year U.S. Treasury Notes	Sep. 2022	$4,061,406	$(6,198)
20	2 Year U.S. Treasury Notes	Sep. 2022	4,222,031	5,378
4	5 Year U.S. Treasury Notes	Sep. 2022	451,813	(652)
5	U.S. Ultra Bond	Sep. 2022	778,750	(3,432)

				(4,904)

	Short Positions:
24	U.S. Long Bond	Sep. 2022	3,346,500	9,844
20	U.S. Ultra 10-Year Notes	Sep. 2022	2,569,688	(1,398)

				8,446

				$3,542

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).